Non-financial assets and liabilities (Tables)	6 Months Ended
Dec. 31, 2025
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Summary of Intangible Assets	Intangible assets

(in U.S. dollars, in thousands)	Goodwill	Acquired licenses to patents	In-process research and development acquired	Current marketed products	Total
Year Ended June 30, 2025
Opening net book amount	134,453	1,626	427,779	11,878	575,736
Additions	—	50	—	—	50
Reclassification(1)	—	—	(102,698)	102,698	—
Exchange differences	—	(1)	—	—	(1)
Amortization charge	—	(20)	—	(3,939)	(3,959)
Closing net book amount	134,453	1,655	325,081	110,637	571,826

As of June 30, 2025
Cost	134,453	3,077	387,000	126,696	651,226
Accumulated amortization	—	(1,422)	—	(16,059)	(17,481)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	1,655	325,081	110,637	571,826

Six Months Ended December 31, 2025
Opening net book amount	134,453	1,655	325,081	110,637	571,826
Additions	—	65	—	—	65
Exchange differences	—	8	—	—	8
Amortization charge	—	(17)	—	(3,082)	(3,099)
Closing net book amount	134,453	1,711	325,081	107,555	568,800

As of December 31, 2025
Cost	134,453	3,150	387,000	126,696	651,299
Accumulated amortization	—	(1,439)	—	(19,141)	(20,580)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	1,711	325,081	107,555	568,800
(1)     The Group reclassified $102.7 million from in-process research and development ("IPRD") acquired to current marketed products upon receiving FDA approval for Ryoncil® for the treatment of pediatric SR-aGVHD in December 2024. As a result of this reclassification, the asset is now being amortized on a straight line basis over its useful life through to expected patent expiry which is 22 years.

Summary of Carrying Value of In Process Research and Development Acquired by Product	Carrying value of in-process research and development acquired by product

(in U.S. dollars, in thousands)	As of December 31, 2025	As of June 30, 2025
Cardiovascular products(1)	254,351	254,351
Intravenous products for metabolic diseases and inflammatory/immunologic conditions(2)	70,730	70,730
	325,081	325,081
(1)Includes MPC-150-IM for the treatment or prevention of chronic heart failure and MPC-25-IC for the treatment or prevention of acute myocardial infarction
(2)Includes MPC-300-IV for the treatment of biologic-refractory rheumatoid arthritis and diabetic nephropathy

Summary of Provisions

	As of December 31, 2025			As of June 30, 2025
(in U.S. dollars, in thousands)	Current	Non-current	Total	Current	Non-current	Total
Contingent consideration	3,117	11,021	14,138	11,001	10,778	21,779
Employee benefits	4,334	9	4,343	6,234	15	6,249
Provision for license agreements	3,750	—	3,750	3,750	—	3,750
	11,201	11,030	22,231	20,985	10,793	31,778

Summary of Deferred Tax Balances	Deferred tax balances

(in U.S. dollars, in thousands)	As of December 31, 2025	As of June 30, 2025
Deferred tax assets
The balance comprises temporary differences attributable to:
Tax losses	74,571	73,474
Other temporary differences	11,984	13,605
Total deferred tax assets	86,555	87,079

Deferred tax liabilities
The balance comprises temporary differences attributable to:
Intangible assets	86,555	87,079
Total deferred tax liabilities	86,555	87,079
Net deferred tax liabilities	—	—

Schedule of Movements Related to Deferred Tax Assets and Liabilities	Movements

(in U.S. dollars, in thousands)	Tax losses(1) (DTA)	Other temporary differences(1) (DTA)	Intangible assets (DTL)	Total (DTL)
As of June 30, 2024	74,602	13,143	(87,745)	—
Charged/(credited) to:
- profit or loss	(1,458)	462	666	(330)
- directly to equity	330	—	—	330
As of June 30, 2025	73,474	13,605	(87,079)	—
Charged/(credited) to:
- profit or loss	652	(1,621)	524	(445)
- directly to equity	445	—	—	445
As of December 31, 2025	74,571	11,984	(86,555)	—
(1)Deferred tax assets are netted against deferred tax liabilities

Summary of Inventories

(in U.S. dollars, in thousands)	As of December 31, 2025	As of June 30, 2025
Current Assets
Raw materials	6,112	1,063
Work in progress	—	—
Finished goods	15,552	21,183
	21,664	22,246